Other Assets - Estimated Amortization Expense of Computer Software (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule Of Other Assets [Line Items]
2014	¥ 457
2015	444
2016	377
2017	367
2018	367
Computer software [Member]
Schedule Of Other Assets [Line Items]
2014	2,469
2015	1,516
2016	981
2017	620
2018	¥ 307